Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 64,177,493	$ 45,047,540
Insurance contract liabilities	(970,548,854)	(876,301,784)
Reinsurance Contract Assets	77,776,604	71,638,586
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	64,177,493	45,047,540
Insurance contract liabilities	(970,548,854)	(876,301,784)
Liabilities for remaining coverage	(569,904,352)	(534,725,520)
Liabilities for incurred claims	(336,467,009)	(296,528,724)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(363,927,705)	(388,263,887)
Liabilities for incurred claims	(325,305,319)	(291,149,633)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(67,165,309)	(74,342,513)
Liabilities for incurred claims	(11,161,690)	(5,379,091)
Insurance contracts | Contractual service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(197,996,207)	(134,740,293)
Insurance contracts | Loss component
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(5,373,314)	(1,785,278)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	64,558,183	64,406,451
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	8,437,814	24,739,649
Liabilities for incurred claims	(69,338,790)	(46,898,937)
Reinsurance Contract Assets	77,776,604	71,638,586
Reinsurance contract liabilities	0	0
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(68,548,792)	(46,702,778)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(789,998)	(196,159)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 8,437,814	$ 24,739,649